Per Share Data (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Per Share Data [Abstract]
Net income (loss)	¥ 12,948	¥ (35,540)	¥ (3,821)
Dilutive effect of exercise of convertible bonds	(16)
Diluted net income (loss)	¥ 12,932	¥ (35,540)	¥ (3,821)
Basic weighted average shares of common stock outstanding	174,244,799	174,134,457	173,478,054
Dilutive effect of exercise of stock options	163,433
Dilutive effect of exercise of convertible bonds	18,126,888
Diluted weighted average shares of common stock outstanding	192,535,120	174,134,457	173,478,054
Basic net income (loss) per share	¥ 74.31	¥ (204.10)	¥ (22.03)
Diluted net income (loss) per share	¥ 67.16	¥ (204.10)	¥ (22.03)